SCHEDULE OF COMPANY REPORTABLE SEGMENTS (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Sales to external customers	$ 165,238	$ 145,616
All others	(3,609)	(1,377)
Operating loss	(3,609)	(1,377)
Soft Wheat [Member]
Segment Reporting Information [Line Items]
Sales to external customers	122,408	104,124
All others	729	2,340
Durum Wheat [Member]
Segment Reporting Information [Line Items]
Sales to external customers	26,012	24,980
All others	(595)	504
Couscous & Pasta [Member]
Segment Reporting Information [Line Items]
Sales to external customers	14,894	14,591
All others	(827)	(384)
All Other [Member]
Segment Reporting Information [Line Items]
Sales to external customers	1,924	1,921
All others	$ (2,916)	$ (3,837)